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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Berkshire Hathaway Inc.

Address: 1440 Kiewit Plaza
         Omaha, NE 68131



Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc D. Hamburg

Title:   Senior Vice President

Phone:   402-346-1400


Signature, Place, and Date of Signing:

  (s) Marc D. Hamburg             Omaha, NE               February 14, 2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number       Name

    28-5194                    General Re - New England Asset Management, Inc.
    [Repeat as necessary.]

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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      18

Form 13F Information Table Entry Total: 101

Form 13F Information Table Value Total: $ 66,151,587
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NO.    FORM 13F FILE NUMBER         NAME

    1.     28-5678                      Berkshire Hathaway Life Insurance Co.
                                        of Nebraska

    2.     28-10388                     BH Columbia Inc.

    3.     28-                          BH Finance LLC

    4.     28-719                       BCS Holdings, LLC

    5.     28-554                       Buffett, Warren E.

    6.     28-1517                      Columbia Insurance Co.

    7.     28-2226                      Cornhusker Casualty Co.

    8.     28-06102                     Cypress Insurance Company

    9.     28-11217                     Fechheimer Brothers Company

   10.     28-852                       GEICO Corp.

   11.     28-101                       Government Employees Ins. Corp.

   12.     28-                          Medical Protective Corp.

   13.     28-1066                      National Fire & Marine

   14.     28-718                       National Indemnity Co.

   15.     28-5006                      National Liability & Fire Ins. Co.

   16.     28-11222                     Nebraska Furniture Mart

   17.     28-717                       OBH LLC

   18.     28-                          U.S. Investment Corp.

    [Repeat as necessary.]

                            BERKSHIRE HATHAWAY INC.
                          Form 13F Information Table
                               December 31, 2011

                                                                       Column 6
                                                                      Investment
                                                                      Discretion
                                                                 --------------------                           Column 8
                                         Column 4     Column 5                                              Voting Authority
                Column 2   Column 3       Market      Shares or        (b)       (c)       Column 7      -----------------------
Column 1        Title of    CUSIP         Value       Principal  (a)  Shared-  Shared-      Other           (a)       (b)   (c)
Name of Issuer   Class      Number    (In Thousands)  Amount $   Sole Defined   Other      Managers         Sole     Shared None
--------------  --------  ----------- -------------- ----------- ---- -------  ------- ----------------- ----------- ------ ----
American
  Express
  Co...........   Com     025816 10 9      812,522    17,225,400        X              5, 2, 6, 17        17,225,400
                                           377,107     7,994,634        X              5, 13, 17           7,994,634
                                         5,672,470   120,255,879        X              5, 14, 17         120,255,879
                                            91,656     1,943,100        X              5, 10, 11, 14, 17   1,943,100
                                            66,024     1,399,713        X              5, 16, 17           1,399,713
                                            39,615       839,832        X              5, 9, 17              839,832
                                            92,082     1,952,142        X              5, 17               1,952,142
Bank of
  New
  York
  Mellon
  Corp.........   Com     064058 10 0       35,717     1,793,915        X              5, 1, 14, 17        1,793,915
CVS
  Caremark
  Corp.........   Com     126650 10 0      289,803     7,106,500        X              5, 10, 11, 14, 17   7,106,500
Coca
  Cola.........   Com     191216 10 0       27,988       400,000        X              5, 17                 400,000
                                           124,267     1,776,000        X              5, 15, 17           1,776,000
                                           504,176     7,205,600        X              5, 10, 11, 14, 17   7,205,600
                                         2,808,708    40,141,600        X              5, 2, 6, 17        40,141,600
                                         9,791,994   139,945,600        X              5, 14, 17         139,945,600
                                           639,470     9,139,200        X              5, 13, 17           9,139,200
                                            33,586       480,000        X              5, 16, 17             480,000
                                            63,813       912,000        X              5, 8, 17              912,000
Comdisco
  Holding
  Co...........   Com     200334 10 0        7,187     1,218,199        X              5, 14, 17           1,218,199
                                             1,787       302,963        X              5, 3, 14, 17          302,963
                                               101        17,215        X              5, 13, 17              17,215
Conoco-
  Phillips.....   Com     20825C 10 4    1,538,259    21,109,637        X              5, 14, 17          21,109,637
                                           145,689     1,999,300        X              5, 13, 17           1,999,300
                                           436,637     5,992,000        X              5, 10, 11, 14, 17   5,992,000
Costco
  Wholesale
  Corp.........   Com     22160K 10 5      361,056     4,333,363        X              5, 14, 17           4,333,363
Da Vita
  Inc..........   Com     23918K 10 8      203,512     2,684,500        X              5, 10, 11, 14, 17   2,684,500
Directv........   CLA     25490A 10 1      870,098    20,348,400        X              5, 10, 11, 14, 17  20,348,400
Dollar
  General
  Corp.........   Com     256677 10 5      185,017     4,497,247        X              5, 10, 11, 14, 17   4,497,247
Gannett
  Inc..........   Com     364730 10 1       23,267     1,740,231        X              5, 14, 17           1,740,231
General
  Dynamics
  Corp.........   Com     369550 10 8      257,480     3,877,122        X              5, 10, 11, 14, 17   3,877,122
General
  Electric
  Co...........   Com     369604 10 3      139,302     7,777,900        X              5                   7,777,900
GlaxoSmith-
  Kline........   ADR     37733W 10 5       68,924     1,510,500        X              5, 14, 17           1,510,500
Ingersoll-Rd
  Company
  LTD..........   CLA     G4776G 10 1       19,379       636,600        X              5                     636,000
                                        ----------
                                        25,728,693
                                        ----------

                            BERKSHIRE HATHAWAY INC.
                          Form 13F Information Table
                               December 31, 2011

                                                                      Column 6
                                                                     Investment
                                                                     Discretion
                                                                --------------------                           Column 8
                                         Column 4    Column 5                                              Voting Authority
                Column 2   Column 3       Market     Shares or        (b)       (c)       Column 7      ----------------------
Column 1        Title of    CUSIP         Value      Principal  (a)  Shared-  Shared-      Other           (a)      (b)   (c)
Name of Issuer   Class      Number    (In Thousands) Amount $   Sole Defined   Other      Managers         Sole    Shared None
--------------  --------  ----------- -------------- ---------- ---- -------  ------- ----------------- ---------- ------ ----
 Intel
   Corp........     Com   458140 10 0      278,754   11,495,000        X              5, 10, 11, 14, 17 11,495,000
 Inter-
   national
   Business
   Machines....     Com   459200 10 1   11,751,023   63,905,931        X              5, 14, 17         63,905,931
 Johnson &
   Johnson.....     Com   478160 10 4      283,470    4,322,500        X              5                  4,322,500
                                           129,497    1,974,648        X              5, 1, 14, 17       1,974,648
                                            90,814    1,384,781        X              5, 14, 17          1,384,781
                                           913,978   13,936,841        X              5, 2, 6, 17       13,936,841
                                           139,817    2,132,000        X              5, 2, 6, 12, 17    2,132,000
                                            37,708      575,000        X              5, 18                575,000
                                           307,725    4,692,357        X              5, 10, 11, 14, 17  4,692,357
 Kraft
   Foods
   Inc.........     Com   50075N 10 4    1,872,258   50,113,984        X              5, 14, 17         50,113,984
                                           697,172   18,660,929        X              5, 2, 6, 17       18,660,929
                                           373,600   10,000,000        X              5, 10, 11, 14, 17 10,000,000
                                             9,706      259,800        X              5, 2, 6, 12, 17      259,800
                                           298,880    8,000,000        X              5                  8,000,000
 Liberty
   Media        Lib Cap
   Corp........     Com A 530322 10 6      132,794    1,701,400        X              5, 10, 11, 14, 17  1,701,400
 M & T
   Bank
   Corp-
   oration.....     Com   55261F 10 4      356,603    4,671,245        X              5, 14, 17          4,671,245
                                            41,682      546,000        X              5, 10, 11, 14, 17    546,000
                                            12,580      164,795        X              5, 13, 17            164,795
 Mastercard
   Inc.........     Com   57636Q 10 4      150,992      405,000        X              5, 10, 11, 14, 17    405,000
 Moody's.......     Com   615369 10 5      427,596   12,695,850        X              5, 14, 17         12,695,850
                                           529,429   15,719,400        X              5, 10, 11, 14, 17 15,719,400
 Procter &
   Gamble
   Co..........     Com   742718 10 9    2,487,685   37,291,036        X              5, 14, 17         37,291,036
                                         1,352,879   20,280,000        X              5, 2, 6, 17       20,280,000
                                           416,270    6,240,000        X              5, 13, 17          6,240,000
                                           416,270    6,240,000        X              5, 10, 11, 14, 17  6,240,000
                                            52,034      780,000        X              5, 15, 17            780,000
                                           104,068    1,560,000        X              5, 8, 17           1,560,000
                                           291,856    4,375,000        X              5                  4,375,000
 Sanofi
   Aventis.....     ADR   80105N 10 5       17,850      488,500        X              5, 10, 11, 14, 17    488,500
                                           105,825    2,896,133        X              5, 14, 17          2,896,133
                                             6,186      169,300        X              5, 13, 17            169,300
                                            18,626      509,742        X              5, 2, 6, 12, 17      509,742
                                        ----------
                                        24,105,627
                                        ----------

                            BERKSHIRE HATHAWAY INC.
                          Form 13F Information Table
                               December 31, 2011

                                                                    Column 6
                                                                   Investment
                                                                   Discretion
                                       Column 4               --------------------                             Column 8
                                        Market     Column 5                                                Voting Authority
                Column 2   Column 3     Value      Shares or        (b)       (c)       Column 7      --------------------------
Column 1        Title of    CUSIP        (In       Principal  (a)  Shared-  Shared-      Other           (a)       (b)    (c)
Name of Issuer   Class      Number    Thousands)   Amount $   Sole Defined   Other      Managers         Sole     Shared  None
--------------  --------  ----------- ----------- ----------- ---- -------  ------- ----------------- ----------- ------ -------
Torchmark
  Corp.........   Com     891027 10 4       5,047     116,326        X              5, 1, 14, 17          116,326
                                           29,270     674,592        X              5, 2, 6, 17           674,592
                                          107,839   2,485,350        X              5, 14, 17           2,485,350
                                           41,635     959,550        X              5, 13, 17             959,550
US Bancorp.....   Com     902973 30 4     630,462  23,307,300        X              5, 2, 6, 17        23,307,300
                                          561,797  20,768,826        X              5, 14, 17          20,768,826
                                          226,273   8,365,000        X              5                   8,365,000
                                           58,807   2,174,000        X              5, 2, 6, 12, 17     2,174,000
                                           47,202   1,745,000        X              5, 18               1,745,000
                                          342,975  12,679,300        X              5, 10, 11, 14, 17  12,679,300
USG Corp-
  oration......   Com     903293 40 5     173,453  17,072,192        X              5, 14, 17          17,072,192
United
  Parcel
  Service
  Inc..........   Com     911312 10 6     104,603   1,429,200        X              5                   1,429,200
Verisk
  Analytics....   CLA     92345Y 10 6     138,249   3,445,029        X              5, 10, 11, 14, 17   3,445,029
Visa Inc.......   CLA     92826C 83 9     290,884   2,865,008        X              5, 10, 11, 14, 17   2,865,008
Wal-Mart
  Stores,
  Inc..........   Com     931142 10 3   2,025,335  33,891,142        X              5, 14, 17          33,891,142
                                          250,992   4,200,000        X              5, 3, 14, 17        4,200,000
                                           56,533     946,000        X              5, 10, 11, 14, 17     946,000
Washington
  Post Co......   CLB     939640 10 8     336,983     894,304        X              5, 14, 17                            894,304
                                           55,885     148,311        X              5, 1, 7, 14, 17                      148,311
                                          244,235     648,165        X              5, 13, 17                            648,165
                                           13,936      36,985        X              5, 15, 17                             36,985
Wells Fargo &
  Co. Del......   Com     949746 10 1   1,817,954  65,963,496        X              5, 2, 6, 17        65,963,496
                                           38,584   1,400,000        X              5, 4, 17            1,400,000
                                        1,283,215  46,560,770        X              5, 13, 17          46,560,770
                                           76,837   2,788,000        X              5, 15, 17           2,788,000
                                           27,560   1,000,000        X              5, 17               1,000,000
                                        5,177,300 187,855,585        X              5, 14, 17         187,855,585
                                           44,364   1,609,720        X              5, 16, 17           1,609,720
                                           46,852   1,700,000        X              5, 9, 17            1,700,000
                                           22,599     820,000        X              5, 8, 17              820,000
                                          916,183  33,243,200        X              5, 10, 11, 14, 17  33,243,200
                                          440,960  16,000,000        X              5, 1, 7, 14, 17    16,000,000
                                          220,480   8,000,000        X              5                   8,000,000
                                           74,412   2,700,000        X              5, 2, 6, 12, 17     2,700,000
                                           55,120   2,000,000        X              5, 18               2,000,000
                                          144,690   5,250,000        X              5, 1, 14, 17        5,250,000
                                          187,762   6,812,857        X              5, 3, 14, 17        6,812,857
                                      -----------
                                       16,317,267
                                      -----------
GRAND
  TOTAL........                       $66,151,587
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